Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									300,151	533,413	554,029
Net income (loss)	$ 1,448	$ 974	$ 1,005	$ 921	$ 1,391	$ 1,200	$ 914	$ 906	$ 4,348	$ 4,411	$ (855)
Weighted average common shares outstanding:
Basic									11,976,291	12,313,549	10,434,191
Effect of dilutive stock options									29,696	33,580	0
Diluted									12,005,987	12,347,129	10,434,191
Earnings (loss) per share:
Basic	$ 0.12	$ 0.08	$ 0.08	$ 0.07	$ 0.11	$ 0.10	$ 0.07	$ 0.07	$ 0.36	$ 0.36	$ (0.08)
Diluted	$ 0.12	$ 0.08	$ 0.08	$ 0.07	$ 0.11	$ 0.10	$ 0.07	$ 0.07	$ 0.36	$ 0.36	$ (0.08)